Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules. For a detailed discussion on the design of our executive compensation program, including how we align Company pay to Company performance, see the “Compensation Discussion and Analysis” section of this proxy statement. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
The
following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to company performance for the years ended December 31, 2022, 2021 and 2020.

Year	Summary Compensation Table Total Pay for CEO (1)(2)	CAP to CEO (3)(4)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2)	Average CAP to Other NEOs (3)(4)	Value of Initial Fixed $100 Investment Based On:		U.S. GAAP Net Income (Loss) (6)	Adjusted EBITDA (7)
					TSR (5)	Peer Group TSR (5)
2022	$6,094,331	$4,572,696	$2,098,304	$1,608,445	$77.74	$87.82	$56,706	$242,619
2021	$6,634,501	$9,604,526	$2,514,297	$3,527,344	$95.00	$111.22	$(89,682)	$99,171
2020	$4,071,093	$(274,074)	$1,508,630	$192,520	$70.83	$100.52	$(262,370)	$(21,173)

(1)
For each year shown, the CEO was Bruce D. Wardinski. For 2022, the other NEOs were Ryan Hymel, Greg Maliassas, Fernando Mulet, and Tracy M.J. Colden. For 2021, the other NEOs were Ryan Hymel, Kevin Froemming, Greg Maliassas and Fernando Mulet. For 2020, the other NEOs were Ryan Hymel, Alexander Stadlin, Kevin Froemming and Tracy M.J. Colden.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 49. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our
other NEOs.

CEO
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	(Minus) Plus Change in Fair Value of Prior Years’ Unvested Awards	Plus (Minus) Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2022	$6,094,331	$(2,980,787)	$2,210,973	$(959,274)	$207,453	$—	$4,572,696
2021	$6,634,501	$(3,996,557)	$6,156,263	$666,272	$144,047	$—	$9,604,526
2020	$4,071,093	$(3,158,615)	$1,270,520	$(935,670)	$(981,704)	$(539,698)	$(274,074)

Other NEOs
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	(Minus) Plus Change in Fair Value of Prior Years’ Unvested Awards	Plus (Minus) Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2022	$2,098,304	$(782,456)	$580,379	$(312,190)	$24,408	$—	$1,608,445
2021	$2,514,297	$(1,474,339)	$2,271,059	$143,558	$72,769	$—	$3,527,344
2020	$1,508,630	$(846,054)	$340,318	$(348,166)	$(272,045)	$(190,163)	$192,520

(4)
The fair value of our performance-based restricted shares used to compute CAP was estimated using a Monte-Carlo model, as the TSR and CAGR components are market conditions as defined by ASC 718,
Compensation — Stock Compensation
. The table below summarizes the key inputs used in the Monte-Carlo simulations, based on the year the award was granted:

	2022		2021		2019	2018
	CAGR	TSR	CAGR	TSR	CAGR	CAGR
Volatility	43.6%	43.6%	45.6% - 81.0%	45.6% - 81.0%	26.6%	26.4%
Interest Rate	4.4%	4.4%	0.7% - 4.7%	0.7% - 4.7%	1.6%	1.6%
Dividend Yield	—	—	—	—	—	—

(5)
Reflects the cumulative TSR of the Company and the Dow Jones United States Travel and Leisure Index (DJUSCG) for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(6)	Amounts in thousands.
(7)
Amounts in thousands. Please refer to our Annual Report on Form
10-K
for the year ended December 31, 2022 for a discussion of adjusted EBITDA for each applicable year and a description of how it is calculated.

The
SEC-defined
CAP data set forth in the table above does not reflect amounts actually realized by our NEOs. A significant portion of the CAP amounts shown relate to changes in the values of unearned and/or unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. Specifically, as described in detail in the “Compensation Discussion and Analysis” section above, our performance-based restricted shares are subject to multi-year performance conditions tied to relative TSR and share price CAGR. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, the other NEOs were Ryan Hymel, Greg Maliassas, Fernando Mulet, and Tracy M.J. Colden. For 2021, the other NEOs were Ryan Hymel, Kevin Froemming, Greg Maliassas and Fernando Mulet. For 2020, the other NEOs were Ryan Hymel, Alexander Stadlin, Kevin Froemming and Tracy M.J. Colden.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Company and the Dow Jones United States Travel and Leisure Index (DJUSCG) for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 6,094,331	$ 6,634,501	$ 4,071,093
PEO Actually Paid Compensation Amount	$ 4,572,696	9,604,526	(274,074)
Adjustment To PEO Compensation, Footnote [Text Block]

CEO
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	(Minus) Plus Change in Fair Value of Prior Years’ Unvested Awards	Plus (Minus) Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2022	$6,094,331	$(2,980,787)	$2,210,973	$(959,274)	$207,453	$—	$4,572,696
2021	$6,634,501	$(3,996,557)	$6,156,263	$666,272	$144,047	$—	$9,604,526
2020	$4,071,093	$(3,158,615)	$1,270,520	$(935,670)	$(981,704)	$(539,698)	$(274,074)

Non-PEO NEO Average Total Compensation Amount	$ 2,098,304	2,514,297	1,508,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,608,445	3,527,344	192,520
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Other NEOs
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	(Minus) Plus Change in Fair Value of Prior Years’ Unvested Awards	Plus (Minus) Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2022	$2,098,304	$(782,456)	$580,379	$(312,190)	$24,408	$—	$1,608,445
2021	$2,514,297	$(1,474,339)	$2,271,059	$143,558	$72,769	$—	$3,527,344
2020	$1,508,630	$(846,054)	$340,318	$(348,166)	$(272,045)	$(190,163)	$192,520

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The most important financial performance measures used by
the
Company in setting
pay-for-performance
compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial
performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures
Adjusted EBITDA
Relative TSR
Share Price Compound Average Growth Rate

Total Shareholder Return Amount	$ 77.74	95	70.83
Peer Group Total Shareholder Return Amount	87.82	111.22	100.52
Net Income (Loss)	$ 56,706,000	$ (89,682,000)	$ (262,370,000)
Company Selected Measure Amount	242,619	99,171	(21,173)
PEO Name	Bruce D. Wardinski
Volatility CAGR	43.60%			26.60%	26.40%
Interest Rate TSR	4.40%
Interest Rate CAGR	4.40%			1.60%	1.60%
Dividend Yield TSR	0.00%	0.00%
Dividend Yield CAGR	0.00%	0.00%		0.00%	0.00%
Volatility TSR	43.60%
Volatility TSRs Maximum		81.00%
Volatility TSRs Minimum		45.60%
Volatility CAGRs Maximum		81.00%
Volatility CAGRs Minimum		45.60%
Interest Rate TSRs Maximum		4.70%
Interest Rate TSRs Minimum		0.70%
Interest Rate CAGRs Maximum		4.70%
Interest Rate CAGRs Minimum		0.70%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Share Price Compound Average Growth Rate
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,980,787)	$ (3,996,557)	$ (3,158,615)
PEO [Member] | Fair Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,210,973	6,156,263	1,270,520
PEO [Member] | Change in Fair Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(959,274)	666,272	(935,670)
PEO [Member] | Change in Fair Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	207,453	144,047	(981,704)
PEO [Member] | Fair Value of Forfeited Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(539,698)
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(782,456)	(1,474,339)	(846,054)
Non-PEO NEO [Member] | Fair Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	580,379	2,271,059	340,318
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(312,190)	143,558	(348,166)
Non-PEO NEO [Member] | Change in Fair Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,408	72,769	(272,045)
Non-PEO NEO [Member] | Fair Value of Forfeited Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (190,163)